Personnel Expenses	12 Months Ended
Mar. 31, 2026
Disclosure Of Personnel Expenses [Abstract]
Personnel Expenses
13)
PERSONNEL EXPENSES

	For the year ended March 31
Particulars	2024	2025	2026
Wages, salaries and other employees benefits	100,222	111,011	121,160
Contributions to defined contribution plans	4,931	5,665	6,116
Expenses related to defined benefit plans (refer note 32)	1,354	2,314	3,243
Equity-settled share based payment (refer note 33)	36,963	36,018	22,976
Employee welfare expenses	4,117	5,057	5,339
Total	147,587	160,065	158,834